DBX ETF Trust | 1
Schedule of Investments
Xtrackers International Real Estate ETF
February 28, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.9%
Australia — 13.0%
Abacus Group REIT
413,768 298,470
Arena REIT
363,896 830,480
BWP Trust REIT
529,149 1,138,518
Centuria Industrial REIT
487,269 905,995
Centuria Office REIT
428,398 311,687
Charter Hall Group REIT
434,903 4,630,010
Charter Hall Long Wale REIT
577,314 1,382,161
Charter Hall Retail REIT
481,264 1,002,568
Charter Hall Social Infrastructure
REIT
318,124 583,585
Cromwell Property Group REIT
1,265,867 310,936
Dexus REIT
979,643 4,459,279
Goodman Group REIT
1,613,326 31,411,663
GPT Group REIT
1,755,402 5,032,262
Growthpoint Properties
Australia Ltd. REIT
251,020 373,071
Healthco REIT
406,213 248,815
HMC Capital Ltd. REIT
281,781 1,601,562
HomeCo Daily Needs REIT
1,685,350 1,247,162
Ingenia Communities Group
REIT
345,573 1,216,303
Lifestyle Communities Ltd. (a)
104,218 518,464
Mirvac Group REIT
3,615,026 4,653,369
National Storage REIT
1,270,688 1,706,783
REA Group Ltd.
46,698 6,915,966
Region RE Ltd. REIT
1,076,054 1,371,746
Scentre Group REIT
4,777,201 10,011,269
Stockland REIT
2,184,546 6,914,562
Vicinity Ltd. REIT
3,553,207 4,816,846
Waypoint REIT Ltd. REIT
631,331 946,150
(Cost $88,427,268)
94,839,682
Austria — 0.2%
CA Immobilien Anlagen AG (a)
39,118 948,721
IMMOFINANZ AG *
32,246 547,976
(Cost $1,885,514)
1,496,697
Belgium — 1.7%
Aedifica SA REIT
43,431 2,802,691
Cofinimmo SA REIT
35,369 2,170,243
Montea NV REIT
19,292 1,286,082
Retail Estates NV REIT
12,128 753,004
VGP NV
12,286 1,031,140
Warehouses De Pauw CVA REIT
163,874 3,572,193
Xior Student Housing NV REIT
30,421 895,351
(Cost $17,243,159)
12,510,704
Brazil — 0.5%
Allos SA
387,552 1,194,652
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes
263,675 932,309
Number
of Shares Value $
Ez Tec Empreendimentos e
Participacoes SA
139,012 290,176
Multiplan Empreendimentos
Imobiliarios SA
272,503 972,810
(Cost $4,385,686)
3,389,947
Canada — 6.3%
Allied Properties Real Estate
Investment Trust REIT (a)
116,311 1,365,325
Altus Group Ltd.
41,806 1,588,892
Artis Real Estate Investment
Trust REIT (a)
59,831 319,807
Boardwalk Real Estate
Investment Trust REIT
38,231 1,692,934
Canadian Apartment Properties
REIT (a)
153,348 4,293,169
Chartwell Retirement
Residences (a)
249,888 2,914,247
Choice Properties Real Estate
Investment Trust REIT
233,893 2,224,382
Colliers International Group, Inc.
39,706 5,126,734
Crombie Real Estate Investment
Trust REIT
98,663 967,076
CT Real Estate Investment Trust
REIT (a)
70,721 717,249
Dream Industrial Real Estate
Investment Trust REIT (a)
259,135 2,097,473
First Capital Real Estate
Investment Trust REIT
177,593 2,037,841
FirstService Corp.
34,504 6,109,188
Granite Real Estate Investment
Trust REIT
56,936 2,630,704
H&R Real Estate Investment
Trust REIT
242,594 1,697,510
InterRent Real Estate Investment
Trust REIT (a)
135,320 919,637
Killam Apartment Real Estate
Investment Trust REIT (a)
111,904 1,267,761
Minto Apartment Real Estate
Investment Trust REIT, 144A
(a)
36,346 330,017
Nexus Industrial REIT (a)
39,487 196,811
NorthWest Healthcare
Properties Real Estate
Investment Trust REIT (a)
206,004 694,998
Primaris Real Estate Investment
Trust REIT (a)
68,747 753,542
RioCan Real Estate Investment
Trust REIT (a)
274,233 3,691,214
Slate Grocery, Class U REIT (a)
53,581 531,142
SmartCentres Real Estate
Investment Trust REIT (a)
120,352 2,129,584
(Cost $51,641,888)
46,297,237
Chile — 0.4%
Cencosud Shopping SA
425,135 793,897
Parque Arauco SA
651,072 1,178,485

2 | DBX ETF Trust
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Plaza SA
572,507 1,137,977
(Cost $2,586,174)
3,110,359
China — 0.9%
A-Living Smart City Services Co.
Ltd., 144A (a)
679,089 251,498
China Resources Mixc Lifestyle
Services Ltd., 144A
583,981 2,425,588
China Vanke Co. Ltd., Class H
* (a)
2,026,261 1,719,710
Guangzhou R&F Properties Co.
Ltd., Class H * (a)
1,419,412 261,012
Onewo, Inc., Class H
227,530 658,320
Poly Property Services Co. Ltd.,
Class H
140,676 565,309
Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd., Class B
941,840 437,014
Sino-Ocean Group Holding Ltd.
* (a)
2,262,111 77,086
(Cost $11,126,934)
6,395,537
Egypt — 0.1%
Palm Hills Developments SAE *
957,417 118,141
Talaat Moustafa Group
799,207 852,067
(Cost $532,121)
970,208
Finland — 0.3%
Citycon OYJ *
85,982 277,206
Kojamo OYJ *
165,503 1,590,419
(Cost $3,116,826)
1,867,625
France — 3.4%
ARGAN SA REIT
11,374 752,322
Carmila SA REIT
50,289 906,892
Covivio SA REIT
51,451 2,814,577
Gecina SA REIT
43,695 4,114,847
ICADE REIT
28,507 668,250
Klepierre SA REIT
203,526 6,498,181
Mercialys SA REIT
86,431 961,805
Unibail-Rodamco-Westfield
REIT *
95,065 8,059,691
(Cost $23,916,602)
24,776,565
Germany — 4.0%
Deutsche Wohnen SE
47,543 1,206,452
LEG Immobilien SE
68,168 5,687,177
TAG Immobilien AG *
163,576 2,402,082
Vonovia SE
643,724 20,050,725
(Cost $34,652,659)
29,346,436
Greece — 0.1%
LAMDA Development SA *
(Cost $547,466)
75,770 512,993
Hong Kong — 10.4%
C&D International Investment
Group Ltd.
669,634 1,329,538
Number
of Shares Value $
China Jinmao Holdings Group
Ltd.
7,489,929 1,069,096
China Overseas Grand Oceans
Group Ltd.
1,454,891 372,305
China Overseas Land &
Investment Ltd.
3,410,725 6,315,751
China Overseas Property
Holdings Ltd.
1,112,089 726,472
China Resources Land Ltd.
2,655,732 8,879,191
CK Asset Holdings Ltd.
1,888,836 8,209,690
ESR Group Ltd., 144A
1,930,114 3,018,091
Fortune Real Estate Investment
Trust REIT
1,345,593 725,009
Hang Lung Group Ltd.
754,333 1,045,677
Hang Lung Properties Ltd.
1,625,851 1,363,152
Henderson Land Development
Co. Ltd.
1,216,878 3,325,231
Hongkong Land Holdings Ltd.
943,336 4,263,879
Hysan Development Co. Ltd.
515,563 887,061
Kerry Properties Ltd.
535,980 1,102,769
Link REIT
2,359,043 10,693,277
New World Development Co.
Ltd. (a)
1,226,391 760,137
Poly Property Group Co. Ltd.
1,725,637 341,732
Shanghai Industrial Holdings
Ltd.
356,274 525,947
Sun Hung Kai Properties Ltd.
1,382,926 12,946,314
Swire Properties Ltd.
951,422 1,884,125
Wharf Holdings Ltd.
891,693 2,073,145
Wharf Real Estate Investment
Co. Ltd.
1,429,847 3,732,514
Yuexiu Property Co. Ltd. (a)
1,254,439 851,725
(Cost $106,791,576)
76,441,828
India — 0.9%
DLF Ltd.
863,643 6,272,741
SignatureGlobal India Ltd. *
37,000 441,930
(Cost $4,521,966)
6,714,671
Indonesia — 0.2%
PT Bumi Serpong Damai Tbk *
6,374,365 319,103
PT Ciputra Development Tbk
7,765,882 372,369
PT Kawasan Industri Jababeka
Tbk *
14,703,055 153,415
PT Lippo Karawaci Tbk *
29,035,697 147,105
PT Pakuwon Jati Tbk
12,952,775 293,742
PT Summarecon Agung Tbk
9,089,634 205,038
(Cost $2,048,544)
1,490,772
Ireland — 0.1%
Irish Residential Properties REIT
PLC REIT
(Cost $478,030)
486,818 500,215
Israel — 2.3%
Africa Israel Residences Ltd.
5,819 435,469
Airport City Ltd. *
53,218 877,859

DBX ETF Trust | 3
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Alony Hetz Properties &
Investments Ltd.
171,056 1,642,324
Amot Investments Ltd.
214,042 1,162,835
Aura Investments Ltd.
135,265 793,498
Azrieli Group Ltd.
33,386 2,558,769
Big Shopping Centers Ltd. *
14,539 2,212,839
Electra Real Estate Ltd.
19,810 261,267
G City Ltd.
84,083 290,904
Israel Canada T.R Ltd.
149,838 598,344
Isras Investment Co. Ltd.
1,175 283,616
Melisron Ltd.
22,407 1,987,554
Menivim- The New REIT Ltd.
REIT
717,246 426,535
Mivne Real Estate KD Ltd.
537,626 1,616,516
Prashkovsky Investments and
Construction Ltd.
7,838 214,565
Property & Building Corp. Ltd.
1,879 136,439
Reit 1 Ltd. REIT
184,103 1,004,789
Sella Capital Real Estate Ltd.
REIT
193,846 492,352
(Cost $14,491,592)
16,996,474
Japan — 22.1%
Activia Properties, Inc. REIT
457 1,034,122
Advance Residence Investment
Corp. REIT
1,965 1,868,572
Aeon Mall Co. Ltd. (a)
86,900 1,172,353
AEON REIT Investment Corp.
REIT
1,592 1,389,217
Comforia Residential REIT, Inc.
REIT
665 1,185,743
CRE Logistics REIT, Inc. REIT
587 539,497
Daito Trust Construction Co. Ltd.
60,300 6,252,281
Daiwa House REIT Investment
Corp. REIT (a)
2,123 3,488,203
Daiwa Office Investment Corp.
REIT
532 1,034,028
Daiwa Securities Living
Investments Corp. REIT
1,899 1,119,023
Dear Life Co. Ltd.
23,200 162,729
ES-Con Japan Ltd.
48,100 327,167
Frontier Real Estate Investment
Corp. REIT
2,446 1,287,155
Fukuoka REIT Corp. REIT (a)
718 686,101
Global One Real Estate
Investment Corp. REIT
695 491,635
GLP J REIT (a)
4,481 3,809,125
Goldcrest Co. Ltd.
13,200 271,980
Hankyu Hanshin REIT, Inc. REIT
629 599,385
Health Care & Medical
Investment Corp. REIT
358 256,809
Heiwa Real Estate Co. Ltd.
18,800 578,865
Heiwa Real Estate REIT, Inc. REIT
657 551,079
Hoshino Resorts REIT, Inc. REIT
551 741,882
Hulic Co. Ltd.
629,700 5,858,452
Number
of Shares Value $
Hulic Reit, Inc. REIT (a)
760 753,973
Ichigo Hotel REIT Investment
Corp. REIT
262 210,372
Ichigo Office REIT Investment
Corp. REIT
916 499,653
Ichigo, Inc.
185,900 442,869
Industrial & Infrastructure Fund
Investment Corp. REIT
2,320 1,830,505
Invincible Investment Corp. REIT
7,064 3,000,073
JALCO Holdings, Inc.
63,300 130,217
Japan Excellent, Inc. REIT
717 611,873
Japan Hotel REIT Investment
Corp. REIT
4,667 2,152,404
Japan Logistics Fund, Inc. REIT
1,905 1,127,615
Japan Metropolitan Fund Invest
REIT (a)
6,595 4,043,784
Japan Prime Realty Investment
Corp. REIT
624 1,428,581
Japan Real Estate Investment
Corp. REIT
4,765 3,414,977
JINUSHI Co. Ltd.
16,400 220,923
Kasumigaseki Capital Co. Ltd.
(a)
5,800 539,222
KDX Realty Investment Corp.
REIT
3,739 3,972,354
Keihanshin Building Co. Ltd.
43,300 407,729
Ki-Star Real Estate Co. Ltd.
7,600 225,940
LaSalle Logiport REIT (a)
1,704 1,665,611
Leopalace21 Corp.
177,600 662,339
Loadstar Capital KK
10,400 171,430
Mirai Corp. REIT
1,786 496,588
Mirarth Holdings, Inc.
107,831 364,935
Mitsubishi Estate Co. Ltd.
1,165,900 17,009,397
Mitsubishi Estate Logistics REIT
Investment Corp. REIT (a)
1,461 1,115,904
Mitsui Fudosan Co. Ltd.
2,579,800 22,255,151
Mitsui Fudosan Logistics Park,
Inc. REIT
2,944 2,014,177
Mori Hills REIT Investment Corp.
REIT
1,466 1,275,375
Mori Trust Sogo Reit, Inc. REIT
(a)
2,342 951,129
Mugen Estate Co. Ltd.
12,100 164,202
Nippon Accommodations Fund,
Inc. REIT (a)
1,730 1,322,512
Nippon Building Fund, Inc. REIT
5,815 4,800,332
Nippon Kanzai Holdings Co. Ltd.
19,800 340,697
Nippon Prologis REIT, Inc. REIT
2,216 3,643,948
NIPPON REIT Investment Corp.
REIT
1,138 626,789
Nomura Real Estate Holdings,
Inc.
99,000 2,807,830
Nomura Real Estate Master
Fund, Inc. REIT (a)
2,878 2,677,565
NTT UD REIT Investment Corp.
REIT (a)
932 820,088

4 | DBX ETF Trust
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
One REIT, Inc. REIT (a)
205 321,182
Open House Group Co. Ltd.
75,800 2,761,485
Orix JREIT, Inc. REIT (a)
1,845 2,085,029
Pressance Corp.
23,700 374,306
Relo Group, Inc.
94,700 1,184,575
Revolution Co. Ltd. * (a)
61,600 86,660
Samty Residential Investment
Corp. REIT
417 254,304
Sankei Real Estate, Inc. REIT
457 254,133
Sekisui House Reit, Inc. REIT
2,903 1,500,672
SOSiLA Logistics REIT, Inc. REIT
692 479,870
SRE Holdings Corp. *
9,000 196,490
Star Asia Investment Corp. REIT
2,454 850,053
Starts Corp., Inc.
29,300 790,368
Starts Proceed Investment Corp.
REIT
200 230,930
Sumitomo Realty &
Development Co. Ltd.
437,000 15,096,864
Sun Frontier Fudousan Co. Ltd.
24,100 309,776
Takara Leben Real Estate
Investment Corp. REIT (a)
851 481,703
Tokyo Tatemono Co. Ltd.
192,000 3,044,454
Tokyu Fudosan Holdings Corp.
550,700 3,562,676
Tokyu REIT, Inc. REIT
587 654,408
Tosei Corp.
24,200 389,590
Tosei Reit Investment Corp. REIT
256 221,013
United Urban Investment Corp.
REIT
2,002 1,971,511
(Cost $177,010,247)
162,006,518
Luxembourg — 0.5%
Aroundtown SA *
647,020 1,859,899
Grand City Properties SA *
63,401 721,351
Shurgard Self Storage Ltd. REIT
28,568 1,038,390
(Cost $5,022,389)
3,619,640
Malaysia — 0.9%
Eastern & Oriental Bhd
889,500 163,449
Eco World Development Group
Bhd
1,093,100 487,455
IGB Real Estate Investment Trust
REIT
1,413,500 715,857
IOI Properties Group Bhd
1,020,487 436,780
Mah Sing Group Bhd
1,222,100 339,586
Matrix Concepts Holdings Bhd
1,016,541 321,193
Sime Darby Property Bhd
3,219,246 1,009,960
SP Setia Bhd Group
1,704,117 511,712
Sunway Bhd
2,015,661 2,082,285
Tanco Holdings Bhd *
923,300 368,286
UEM Sunrise Bhd
1,330,530 266,851
(Cost $4,024,183)
6,703,414
Mexico — 1.4%
Corp. Inmobiliaria Vesta SAB
de CV
801,505 1,878,293
Number
of Shares Value $
FIBRA Macquarie Mexico REIT,
144A
735,553 1,130,049
Fibra MTY SAPI de CV REIT (a)
2,274,899 1,236,653
Fibra Uno Administracion SA de
CV REIT
2,583,697 2,805,261
Prologis Property Mexico SA de
CV REIT
906,987 2,872,122
(Cost $9,704,118)
9,922,378
Netherlands — 0.8%
CTP NV, 144A
117,196 2,023,273
Eurocommercial Properties NV
REIT
40,544 1,030,953
NEPI Rockcastle NV *
421,254 3,050,675
(Cost $5,496,413)
6,104,901
New Zealand — 0.4%
Goodman Property Trust REIT
968,567 1,058,336
Kiwi Property Group Ltd.
1,419,956 739,975
Precinct Properties Group (a)(b)
1,474,058 949,887
Vital Healthcare Property Trust
REIT
431,989 450,241
(Cost $4,120,414)
3,198,439
Norway — 0.1%
Entra ASA, 144A *
(Cost $924,345)
66,332 669,013
Philippines — 1.7%
AREIT, Inc. REIT
1,193,461 839,647
Ayala Corp.
308,924 2,940,484
Ayala Land, Inc.
6,940,128 2,596,901
SM Prime Holdings, Inc.
15,303,487 5,884,688
(Cost $18,569,779)
12,261,720
Russia — 0.0%
LSR Group PJSC * (c)
30,984 0
PIK-Spetsializirovannyy
Zastroyshchik PAO * (c)
192,287 0
(Cost $2,472,023)
0
Singapore — 6.1%
AIMS APAC REIT
670,200 611,170
CapitaLand Ascendas REIT
3,256,369 6,204,677
CapitaLand Ascott Trust (b)
2,286,710 1,458,015
CapitaLand China Trust REIT (a)
1,054,747 520,023
Capitaland India Trust (a)
897,117 638,518
CapitaLand Integrated
Commercial Trust REIT
5,090,092 7,434,372
CapitaLand Investment Ltd.
2,286,263 4,339,289
CDL Hospitality Trusts (a)(b)
762,344 438,031
City Developments Ltd. (c)
434,650 1,649,917
Digital Core REIT Management
Pte Ltd. REIT
812,100 458,837
ESR REIT
6,347,712 1,129,486
Frasers Centrepoint Trust REIT
1,022,218 1,553,638
Frasers Logistics & Commercial
Trust REIT (a)
2,712,378 1,679,149

DBX ETF Trust | 5
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Keppel REIT
2,160,308 1,281,322
Keppel DC REIT
1,669,108 2,561,576
Lendlease Global Commercial
REIT
1,657,251 620,486
Mapletree Industrial Trust REIT
1,902,122 2,792,261
Mapletree Logistics Trust REIT
3,122,617 2,847,582
Mapletree Pan Asia Commercial
Trust REIT
2,126,518 1,860,388
Parkway Life Real Estate
Investment Trust REIT
411,862 1,157,293
Suntec Real Estate Investment
Trust REIT (a)
1,741,100 1,471,570
UOL Group Ltd.
429,417 1,719,196
Yanlord Land Group Ltd. * (a)
510,800 206,395
(Cost $53,222,453)
44,633,191
South Africa — 0.9%
Equites Property Fund Ltd. REIT
584,748 437,636
Fortress Real Estate Investments
Ltd., Class B
853,300 904,643
Growthpoint Properties Ltd.
REIT
2,492,052 1,718,842
Hyprop Investments Ltd. REIT
268,029 616,225
Redefine Properties Ltd. REIT
5,125,279 1,214,227
Resilient REIT Ltd. REIT
250,538 799,266
Vukile Property Fund Ltd. REIT
906,874 861,341
(Cost $6,281,817)
6,552,180
South Korea — 0.2%
ESR Kendall Square REIT Co.
Ltd. REIT
135,696 449,414
SK Eternix Co. Ltd. *
13,829 140,568
SK REITs Co. Ltd. REIT
149,942 528,881
(Cost $1,293,950)
1,118,863
Spain — 0.8%
Inmobiliaria Colonial Socimi SA
REIT
274,614 1,635,053
Merlin Properties Socimi SA
REIT
347,869 3,780,642
Neinor Homes SA, 144A *
32,931 521,258
(Cost $6,095,172)
5,936,953
Sweden — 4.6%
Atrium Ljungberg AB, Class B
37,755 634,461
Castellum AB *
405,002 4,525,341
Catena AB
39,302 1,632,839
Cibus Nordic Real Estate AB
56,808 859,124
Corem Property Group AB, Class
B (a)
577,269 280,162
Dios Fastigheter AB *
97,386 649,990
Fabege AB
218,929 1,751,823
Fastighets AB Balder, Class B *
630,165 4,475,392
Hemnet Group AB
79,217 2,981,217
Hufvudstaden AB, Class A
107,703 1,221,994
Logistea AB, Class B *
147,649 210,159
NP3 Fastigheter AB
30,629 750,382
Number
of Shares Value $
Nyfosa AB *
148,399 1,374,078
Pandox AB
71,457 1,331,278
Platzer Fastigheter Holding AB,
Class B
69,546 544,831
Sagax AB, Class B
203,509 4,250,237
Sagax AB, Class D
108,304 330,912
Samhallsbyggnadsbolaget i
Norden AB (a)
1,193,679 456,007
Swedish Logistic Property AB,
Class B *
170,953 632,210
Wallenstam AB, Class B
450,948 2,003,728
Wihlborgs Fastigheter AB
253,372 2,471,150
(Cost $36,267,180)
33,367,315
Switzerland — 2.6%
Allreal Holding AG
14,313 2,731,724
Mobimo Holding AG
6,765 2,309,360
PSP Swiss Property AG
42,047 6,193,457
Swiss Prime Site AG
70,831 8,172,355
(Cost $16,481,550)
19,406,896
Taiwan — 1.5%
Advancetek Enterprise Co. Ltd.
263,886 687,611
Cathay Real Estate Development
Co. Ltd.
595,017 447,906
Chong Hong Construction Co.
Ltd.
200,184 586,901
Da-Li Development Co. Ltd.
301,455 412,965
Delpha Construction Co. Ltd.
453,079 579,941
Farglory Land Development Co.
Ltd.
239,330 568,922
Highwealth Construction Corp.
1,644,492 2,220,221
Huaku Development Co. Ltd.
258,689 914,527
Huang Hsiang Construction
Corp.
114,062 254,108
Hung Sheng Construction Ltd.
352,210 271,571
JSL Construction &
Development Co Ltd. *
175,253 502,592
Kindom Development Co. Ltd.
331,353 556,421
Radium Life Tech Co. Ltd. *
517,026 176,478
Ruentex Development Co. Ltd.
1,777,564 2,302,369
Sakura Development Co. Ltd.
320,798 526,964
Taiwan Land Development Corp.
* (c)
243,531 0
(Cost $9,560,804)
11,009,497
Thailand — 1.5%
Amata Corp. PCL
752,600 517,553
Amata Corp. PCL, NVDR
44,384 30,522
AP Thailand PCL, NVDR
2,264,800 593,166
Asset World Corp. PCL, NVDR
7,326,500 626,041
Central Pattana PCL, NVDR
3,042,400 4,384,760
CPN Retail Growth Leasehold
REIT REIT
1,857,800 636,075
Land & Houses PCL, NVDR
7,625,900 986,363
MBK PCL
884,100 434,644

6 | DBX ETF Trust
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Origin Property PCL, NVDR
739,900 64,090
Quality Houses PCL
565,300 26,303
Quality Houses PCL, NVDR
6,792,600 316,050
Sansiri PCL
764,700 37,371
Sansiri PCL, NVDR
13,556,700 662,512
SC Asset Corp. PCL, NVDR
1,566,400 116,428
Supalai PCL, NVDR
1,122,865 565,170
WHA Corp. PCL, NVDR
9,213,196 927,453
(Cost $13,388,580)
10,924,501
Turkey — 0.4%
AKIS Gayrimenkul Yatirimi AS
REIT
1,103,655 204,277
Emlak Konut Gayrimenkul
Yatirim Ortakligi AS REIT *
1,734,130 683,729
Is Gayrimenkul Yatirim Ortakligi
AS REIT *
344,045 161,272
Kiler Holding AS *
218,908 160,873
Kuyumcukent Gayrimenkul
Yatirimlari AS REIT *
314,211 206,649
LYDIA HOLDING AS *
65,615 191,154
Ozak Gayrimenkul Yatirim
Ortakligi REIT *
337,721 104,953
Reysas Gayrimenkul Yatirim
Ortakligi AS REIT *
493,392 212,636
Ronesans Gayrimenkul Yatirim
AS *
41,682 128,963
Servet Gayrimenkul Yatirim
Ortakligi AS *
11,862 62,619
Sinpas Gayrimenkul Yatirim
Ortakligi AS REIT *
1,823,667 155,291
Torunlar Gayrimenkul Yatirim
Ortakligi AS REIT
127,634 187,838
Ziraat Gayrimenkul Yatirim
Ortakligi AS
780,049 390,211
(Cost $2,000,112)
2,850,465
United Kingdom — 7.6%
Assura PLC REIT
2,773,001 1,456,707
Big Yellow Group PLC REIT
182,190 2,131,170
British Land Co. PLC REIT
921,470 4,181,612
Derwent London PLC REIT
94,013 2,176,945
Empiric Student Property PLC
REIT
624,285 646,935
Grainger PLC
611,059 1,596,537
Great Portland Estates PLC REIT
324,600 1,117,850
Hammerson PLC REIT
465,180 1,595,533
Land Securities Group PLC REIT
685,958 4,875,725
LondonMetric Property PLC REIT
1,787,355 4,195,024
Picton Property Income Ltd.
REIT
514,698 419,957
Primary Health Properties PLC
REIT
1,228,365 1,453,895
Rightmove PLC
729,999 6,167,690
Safestore Holdings PLC REIT
205,570 1,568,593
Savills PLC
124,571 1,631,278
Number
of Shares Value $
Segro PLC REIT
1,141,701 10,123,395
Shaftesbury Capital PLC REIT
1,388,720 2,161,280
Tritax Big Box REIT PLC REIT
2,049,749 3,801,729
UNITE Group PLC REIT, Series 6
343,446 3,613,123
Workspace Group PLC REIT
130,927 712,182
(Cost $65,842,957)
55,627,160
TOTAL COMMON STOCKS
(Cost $806,172,491)
723,570,994
RIGHTS — 0.0%
Taiwan — 0.0%
Da-Li Development Co. Ltd.* ,
expires 3/18/25
10,544 2,876
JSL Construction &
Development Co. Ltd.* ,
expires 3/28/25
9,016 3,050
Radium Life Tech Co. Ltd.* ,
expires 3/11/25
32,480 891
(Cost $0)
6,817
TOTAL RIGHTS
(Cost $0)
6,817
WARRANTS — 0.0%
Malaysia — 0.0%
Eco World Development Group
Bhd*
,
expires 4/12/29
(Cost $0)
106,640 18,759
Thailand — 0.0%
Stella X PCL* (c)
,
expires
4/7/25
(Cost $0)
1,291,580 378
TOTAL WARRANTS
(Cost $0)
19,137
EXCHANGE-TRADED FUNDS
— 0.3%
Vanguard Global ex-U.S. Real
Estate ETF
(Cost $1,866,336)
45,000 1,814,400
SECURITIES LENDING
COLLATERAL — 6.3%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.27%
(d)(e)
(Cost $46,202,900)
46,202,900 46,202,900
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
4.30% (d)
(Cost $118,474)
118,474 118,474

DBX ETF Trust | 7
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
February 28, 2025 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
Number
of Shares Value $
TOTAL INVESTMENTS
— 105.5%
(Cost $854,360,201)
771,732,722
Other assets and liabilities,
net — (5.5%)
(39,935,168)
NET ASSETS — 100.0%
731,797,554
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:
Value ($) at
5/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2025
Value ($) at
2/28/2025
SECURITIES LENDING COLLATERAL — 6.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.27% (d)(e)
31,483,119 14,719,781 (f) — — — 309,160 — 46,202,900 46,202,900
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 4.30% (d)
1,564,194 41,686,149 (43,131,869) — — 66,668 — 118,474 118,474
33,047,313 56,405,930 (43,131,869) — — 375,828 — 46,321,374 46,321,374
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $42,123,624, which is 5.8% of net assets.
(b)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Investment was valued using significant unobservable inputs.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28,
2025.
CVA: Credit Valuation Adjustment
NVDR: Non Voting Depositary Receipt
PJSC: Public Joint Stock Company
REIT: Real Estate Investment Trust
SAE: Societe Anonyme Egyptienne
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

8 | DBX ETF Trust
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
February 28, 2025 (Unaudited)
At February 28, 2025 the Xtrackers International Real Estate ETF had the following sector diversification:
At February 28, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Real Estate Operations/Development
248,190,839 32 .2
Diversified
102,698,024 13 .3
Real Estate Management/Services
93,160,946 12 .1
Warehouse/Industry
81,966,928 10 .6
Shopping Centers
67,779,916 8 .8
Office Property
36,603,510 4 .7
Apartments
25,567,340 3 .3
Regional Malls
11,916,018 1 .5
Health Care
10,691,691 1 .4
E-Commerce/Services
9,148,908 1 .2
Other
35,872,828 4 .7
Total
723,596,948 93 .8
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
CAC 40 Index
EUR 4 341,897 338,000 3/21/2025 (3,897)
E-Mini S&P 500 Index
USD 8 2,408,527 2,385,300 3/21/2025 (23,227)
EURO STOXX 50 Index
EUR 25 1,292,770 1,418,561 3/21/2025 125,791
S&P/TSX 60 Index Mini
CAD 2 105,645 106,293 3/20/2025 648
SPI 200 Index
AUD 10 1,276,771 1,264,221 3/20/2025 (12,550)
TOPIX Index
JPY 4 725,370 710,309 3/13/2025 (15,061)
Total net unrealized appreciation
71,704
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
JPY Japanese Yen
USD U.S. Dollar

DBX ETF Trust | 9
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
February 28, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments.
During the period ended February 28, 2025, the amount of transfers from Level 1 to Level 3 was $1,842,922. The investment was transferred from Level 1 to
Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
HAUZ-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 721,921,077 $ — $ 1,649,917 $ 723,570,994
Rights
— 6,817 — 6,817
Warrants (a)
18,759 — 378 19,137
Exchange-Traded Funds
1,814,400 — — 1,814,400
Short-Term Investments (a)
46,321,374 — — 46,321,374
Derivatives (b)
Futures Contracts
126,439 — — 126,439
TOTAL
$ 770,202,049 $ 6,817 $ 1,650,295 $ 771,859,161
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (54,735) $ — $ — $ (54,735)
TOTAL
$ (54,735) $ — $ — $ (54,735)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.